Sales revenues (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Contract liabilities	$ 76	$ 64
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Contract remaining performance obligation expected term	1 year
Client One [Member]
IfrsStatementLineItems [Line Items]
Sales revenue	14.00%	15.00%	16.00%
Client Two [Member]
IfrsStatementLineItems [Line Items]
Sales revenue	10.00%	10.00%	11.00%